Consolidated Statements of Changes in Shareholders' Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Retroactively present, ordinary shares	1-for-400	1-for-400